RELATED PARTIES BALANCES AND TRANSCATIONS - Revenue, Cost of Revenue and Selling, General and Administrative Expenses Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenue	$ 429	$ 1,105	$ 0
Costs of revenues and Selling, general and administrative expenses	(994)	(855)	0
Enigma.art LLC
Disclosure of transactions between related parties [line items]
Revenue	429	915	0
Costs of revenues and Selling, general and administrative expenses	0	(75)	0
Studio Eter LLC
Disclosure of transactions between related parties [line items]
Revenue	0	190	0
Falcon Uru LLC
Disclosure of transactions between related parties [line items]
Costs of revenues and Selling, general and administrative expenses	$ (994)	$ (780)	$ 0